GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales) (Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Concentration percentage	100.00%	100.00%	100.00%
Taiwan, R.O.C. [Member]
Revenue from External Customer [Line Items]
Concentration percentage	37.00%	31.00%	31.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage	25.00%	18.00%	17.00%
China [Member]
Revenue from External Customer [Line Items]
Concentration percentage	18.00%	18.00%	16.00%
Korea [Member]
Revenue from External Customer [Line Items]
Concentration percentage	9.00%	21.00%	28.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage	11.00%	12.00%	8.00%